Discontinued Operations, Assets Held for Sale (Notes)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations,Assets Held for Sale
Discontinued Operations

As part of the company's strategic objective to focus its resources on its development pipeline, our management and board of directors decided and committed to pursue a plan to sell or otherwise divest the company’s commercial business during the third quarter of 2015. The Company’s commercial business is comprised of two products: Abstral® (fentanyl) Sublingual Tablets and Zuplenz® (ondansetron) Oral Soluble Film. On November 19, 2015, the Company completed its sale of certain assets of the Company related to and including its Abstral® as described in Note 21 .

The company met the relevant criteria for reporting the commercial business as held for sale and in discontinued operations in the accompanying financial statements as of December 31, 2014 and 2013 and for the years then ended, pursuant to FASB Topic 205-20, Presentation of Financial Statements--Discontinued Operations, and FASB Topic 360, Property, Plant, and Equipment. The company has assessed the commercial business net asset group for impairment pursuant to FASB Topic 360, as discussed in Note 1, determining that the carrying value exceed the fair value of the assets, therefore has recorded a $8.1 million impairment charge as of September 30, 2015. There is no impairment recognized in the periods presented as the determination to impair the assets was completed during the quarter ended September 30, 2015.

The company entered into an agreement with a third party firm to assist the company with the divestiture of its commercial operations including identifying potential acquirers. Pursuant to the terms of the agreement, in the event the company successfully completes a divestiture through the sale of its commercial operations to a third-party, the company is obligated to pay a success fee to the third party firm in an amount up to $900,000 of cash consideration received, 5% of realized future revenue and payment streams, as well as reimbursement for reasonable out-of-pocket expenses.

The company has also entered into compensatory arrangements related to the divestiture of our commercial business with certain members of commercial management. Under the terms of these arrangements, if the company meets certain sales and margin numbers in the fourth quarter of 2015 and successfully completes a divestiture through sale of its commercial operations to a third-party, the company may pay a retention fee to the three employees in a combined total amount equal to the lesser of $400,000 or 3% of cash consideration received as upfront payment in the transaction, with payment to each employee portion conditioned on his or her continued employment through the closing date of such a divestiture of one or both products and satisfaction of other terms. These employees may also receive severance payments equal to one month’s salary for between four and seven months in event the divestiture does not result in continued employment with the acquirer.

The following table presents a reconciliation of the carrying amounts of assets and liabilities of the commercial operations to assets held for sale in the balance sheets (in thousands):

	2014	2013
Carrying amounts of assets included as part of discontinued operations:
Accounts receivable	$1,535	$3,683
Inventories	655	386
Prepaid expenses and other current assets	1,747	1,269
Equipment and furnishings, net	270	351
Abstral rights, net	14,533	14,979
Zuplenz rights	8,101	—
Goodwill	172	—
Total current assets held for sale	27,013	20,668

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	$385	$753
Accrued expenses and other current liabilities	6,784	3,858
Total current liabilities held for sale	$7,169	$4,611

The following table represents the components attributable to the commercial business in 2014 and 2013 and the spin-off of RXi in 2012 that are presented in the consolidated statements of comprehensive loss as discontinued operations (in thousands):

	2014	2013	2012
Net revenue	$9,319	$2,487	$—
Cost of revenue	(1,403)	(520)	—
Amortization of certain acquired intangible assets	(440)	(131)	—
Research and development	(680)	(651)	(1,325)
Selling, general, and administrative	(15,118)	(6,536)	(293)
Non-operating income (expense)	—	—	(26)
Loss from discontinued operations	$(8,322)	$(5,351)	$(1,644)

The following table presents significant operating non-cash items and capital expenditures related to discontinued operations (in thousands):

	2014	2013
Depreciation and amortization	$527	$166
Stock-based compensation	$721	$223
Purchases of property and equipment	$—	$(385)
Cash paid for acquisition of Abstral rights	$—	$(15,143)
Cash paid for acquisition of Zuplenz rights	$(3,056)	$—

There no significant operating non-cash items or capital expenditures related to discontinue operations in 2012.